Quarterly Holdings Report
for
Fidelity® Japan Fund
July 31, 2023
JPN-NPRT3-0923
1.804854.119
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 1.1%
JTOWER, Inc. (a)(b)	165,600	8,439,180
Entertainment - 1.0%
Daiichikosho Co. Ltd.	369,000	7,442,769
Interactive Media & Services - 1.6%
Hypebeast Ltd. (a)	16,722,500	643,264
Kakaku.com, Inc.	394,800	5,891,543
Z Holdings Corp.	1,944,000	5,408,464
		11,943,271
Media - 0.2%
ValueCommerce Co. Ltd.	116,800	1,115,743
Wireless Telecommunication Services - 1.6%
SoftBank Group Corp.	231,700	11,784,827
TOTAL COMMUNICATION SERVICES		40,725,790
CONSUMER DISCRETIONARY - 17.5%
Automobile Components - 3.9%
DENSO Corp.	352,600	24,489,794
Koito Manufacturing Co. Ltd.	256,800	4,712,167
		29,201,961
Automobiles - 2.1%
Isuzu Motors Ltd.	503,400	6,517,856
Suzuki Motor Corp.	217,400	8,705,780
		15,223,636
Broadline Retail - 0.8%
Pan Pacific International Holdings Ltd.	293,200	5,789,188
Hotels, Restaurants & Leisure - 1.3%
Curves Holdings Co. Ltd.	714,700	4,039,074
Kyoritsu Maintenance Co. Ltd.	146,900	5,750,438
		9,789,512
Household Durables - 5.8%
Chervon Holdings Ltd.	1,163,900	4,357,779
Open House Group Co. Ltd.	190,800	7,247,624
Sony Group Corp.	337,300	31,593,624
		43,199,027
Leisure Products - 1.5%
Bandai Namco Holdings, Inc.	189,600	4,283,375
Roland Corp.	147,700	4,204,724
YONEX Co. Ltd.	240,800	2,349,351
		10,837,450
Specialty Retail - 2.1%
Fast Retailing Co. Ltd.	40,000	9,998,243
ZOZO, Inc.	271,200	5,284,268
		15,282,511
TOTAL CONSUMER DISCRETIONARY		129,323,285
CONSUMER STAPLES - 4.6%
Consumer Staples Distribution & Retail - 3.6%
Nishimoto Co. Ltd.	137,900	4,565,487
Seven & i Holdings Co. Ltd.	327,100	13,549,364
Sugi Holdings Co. Ltd.	50,700	2,257,649
Tsuruha Holdings, Inc.	49,900	3,828,479
Welcia Holdings Co. Ltd.	142,300	2,676,658
		26,877,637
Personal Care Products - 1.0%
Shiseido Co. Ltd.	165,100	7,229,979
TOTAL CONSUMER STAPLES		34,107,616
ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Idemitsu Kosan Co. Ltd.	176,500	3,721,927
INPEX Corp.	1,613,700	20,785,894
		24,507,821
FINANCIALS - 12.8%
Banks - 5.9%
Resona Holdings, Inc.	1,398,500	7,612,543
Sumitomo Mitsui Financial Group, Inc.	768,700	36,014,889
		43,627,432
Capital Markets - 0.4%
SBI Holdings, Inc. Japan	155,200	3,272,220
Financial Services - 3.2%
ORIX Corp.	1,221,800	23,454,369
Insurance - 3.3%
Lifenet Insurance Co. (a)	454,100	3,421,750
Tokio Marine Holdings, Inc.	907,200	20,861,053
		24,282,803
TOTAL FINANCIALS		94,636,824
HEALTH CARE - 8.1%
Biotechnology - 0.2%
PeptiDream, Inc. (a)	110,100	1,398,838
Health Care Equipment & Supplies - 4.3%
Hoya Corp.	236,500	27,479,317
Olympus Corp.	269,800	4,393,152
		31,872,469
Health Care Technology - 0.1%
Medlive Technology Co. Ltd. (c)	637,500	537,047
Pharmaceuticals - 3.5%
Astellas Pharma, Inc.	859,100	12,562,061
Daiichi Sankyo Kabushiki Kaisha	432,200	13,311,595
		25,873,656
TOTAL HEALTH CARE		59,682,010
INDUSTRIALS - 20.9%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Class A (a)(d)(e)	18,055	1,462,455
Building Products - 1.3%
Daikin Industries Ltd.	17,700	3,578,918
Toto Ltd.	198,900	6,111,074
		9,689,992
Commercial Services & Supplies - 0.0%
Qualtec Co. Ltd.	8,500	133,536
Ground Transportation - 0.4%
Seibu Holdings, Inc.	286,100	3,178,442
Industrial Conglomerates - 3.9%
Hitachi Ltd.	433,700	28,345,289
Machinery - 6.0%
IHI Corp.	229,800	5,640,612
Minebea Mitsumi, Inc.	407,600	7,529,419
Misumi Group, Inc.	390,960	7,129,974
Mitsubishi Heavy Industries Ltd.	135,000	6,387,270
Nabtesco Corp.	189,900	4,017,847
SMC Corp.	26,000	13,551,471
		44,256,593
Professional Services - 7.6%
BayCurrent Consulting, Inc.	127,600	4,115,059
Dip Corp.	81,700	2,058,795
Funai Soken Holdings, Inc.	272,000	5,037,922
Gakujo Co. Ltd.	123,700	1,694,663
Outsourcing, Inc.	648,600	6,612,971
Persol Holdings Co. Ltd.	724,500	14,300,046
SMS Co., Ltd.	241,900	5,121,448
TechnoPro Holdings, Inc.	675,100	17,478,384
		56,419,288
Trading Companies & Distributors - 1.5%
Itochu Corp.	280,000	11,316,909
TOTAL INDUSTRIALS		154,802,504
INFORMATION TECHNOLOGY - 17.2%
Electronic Equipment, Instruments & Components - 2.4%
Dexerials Corp.	277,700	6,285,411
Iriso Electronics Co. Ltd.	106,200	2,944,920
Shibaura Electronics Co. Ltd.	51,700	2,601,989
TDK Corp.	160,200	6,122,429
		17,954,749
IT Services - 6.0%
Digital Hearts Holdings Co. Ltd.	214,692	2,105,193
DTS Corp.	156,600	3,693,059
ExaWizards, Inc. (a)(b)	627,500	2,020,138
Fujitsu Ltd.	106,000	13,698,450
Net One Systems Co. Ltd.	213,800	4,690,330
Nomura Research Institute Ltd.	226,800	6,444,504
NSD Co. Ltd.	300,100	5,870,582
Techmatrix Corp.	346,600	3,800,626
TIS, Inc.	86,000	2,178,034
		44,500,916
Semiconductors & Semiconductor Equipment - 6.4%
Furuya Metal Co. Ltd.	5,200	403,529
Renesas Electronics Corp. (a)	1,582,200	30,526,717
ROHM Co. Ltd.	85,000	7,946,438
Sumco Corp.	578,800	8,421,720
		47,298,404
Software - 0.8%
Appier Group, Inc. (a)	76,600	909,950
Money Forward, Inc. (a)	118,800	5,129,782
		6,039,732
Technology Hardware, Storage & Peripherals - 1.6%
FUJIFILM Holdings Corp.	195,600	11,338,792
TOTAL INFORMATION TECHNOLOGY		127,132,593
MATERIALS - 5.9%
Chemicals - 5.9%
Kansai Paint Co. Ltd.	389,500	6,376,449
Nippon Sanso Holdings Corp.	238,000	5,741,511
Nissan Chemical Corp.	64,500	2,893,013
NOF Corp.	90,400	3,895,845
Shin-Etsu Chemical Co. Ltd.	577,500	19,025,653
Tokyo Ohka Kogyo Co. Ltd.	87,300	5,501,314
		43,433,785
REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
Relo Group, Inc.	612,000	8,440,193
UTILITIES - 1.4%
Electric Utilities - 1.4%
Kansai Electric Power Co., Inc.	760,800	10,000,323
TOTAL COMMON STOCKS (Cost $581,099,489)		726,792,744

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	1,834,913	1,835,280
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	2,421,141	2,421,383
TOTAL MONEY MARKET FUNDS (Cost $4,256,663)		4,256,663

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $585,356,152)	731,049,407
NET OTHER ASSETS (LIABILITIES) - 1.1%	7,873,507
NET ASSETS - 100.0%	738,922,914

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $537,047 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,462,455 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,151,846

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	1,141,639	53,101,362	52,407,721	46,993	-	-	1,835,280	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	2,829,335	85,060,041	85,467,993	36,316	-	-	2,421,383	0.0%
Total	3,970,974	138,161,403	137,875,714	83,309	-	-	4,256,663

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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